Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 27,749
Additions	3,553	R 4,687	R 4,280
Property, plant and equipment	29,186	27,749
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	20,549
Property, plant and equipment	22,174	20,549
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	53,629	49,741
Fully depreciated assets no longer in use derecognised	0	(302)
Additions	3,180	4,113
Disposals	(85)	(16)
Scrapping of assets	(268)	(117)
Adjustment to rehabilitation asset	(48)	(439)
Transfers and other movements	1,348	801
Translation	1,980	(152)
Property, plant and equipment	59,736	53,629	49,741
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(33,080)	(25,538)
Fully depreciated assets no longer in use derecognised	0	302
Impairment	0	(3,880)
Disposals	70	16
Scrapping of assets	206	96
Depreciation	(3,563)	(4,184)
Translation	(1,195)	108
Property, plant and equipment	(37,562)	(33,080)	(25,538)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,964
Property, plant and equipment	2,714	2,964
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,964	2,528
Additions	687	1,070
Depreciation capitalised	4	50
Interest costs capitalised	54	133
Transfers and other movements	(1,334)	(802)
Translation	339	(15)
Property, plant and equipment	2,714	2,964	2,528
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,965
Property, plant and equipment	4,024	3,965
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,437	5,446
Translation	62	(9)
Property, plant and equipment	5,499	5,437	5,446
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,472)	(1,472)
Translation	(3)	0
Property, plant and equipment	(1,475)	(1,472)	(1,472)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	271
Property, plant and equipment	274	271
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	658	609
Fully depreciated assets no longer in use derecognised	0	(9)
Additions	39	59
Transfers and other movements	0	1
Translation	6	(2)
Property, plant and equipment	703	658	609
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(387)	(345)
Fully depreciated assets no longer in use derecognised	0	9
Impairment	0	(12)
Depreciation	(38)	(39)
Translation	(4)	0
Property, plant and equipment	(429)	(387)	R (345)
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	R 97	R 173